SIDLEY AUSTIN llp 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
FOUNDED 1866

March 8, 2011

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549-4720

Re:	Japan Smaller Capitalization Fund, Inc.
Initial Registration Statement on Form N-2 (File No. 811- 05992)

Ladies and Gentlemen:

On behalf of Japan Smaller Capitalization Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is the Fund’s initial Registration Statement on Form N-2, including the exhibits thereto (the “Registration Statement”), relating to the Fund’s issuance of transferable rights to its stockholders.

Prior to this filing, a wire transaction in the amount of $116.10 was made to the Commission’s designated lockbox in St. Louis, Missouri.  Such fee constitutes payment of the fee required by the Securities Act for the registration of 103,734 shares of the Fund’s common stock, par value $0.10 per share.

 Please direct any communications related to this filing to the undersigned at (212) 839- 7316 or John A. MacKinnon at (212) 839-5534.

Very truly yours, /s/ Carol J. Whitesides Carol J. Whitesides